Subsequent Events - Schedule of Proceeds From Issuance Of Common Shares (Details) - Public Stock Offering - USD ($)														3 Months Ended	12 Months Ended
	Nov. 01, 2024	Oct. 01, 2024	Sep. 01, 2024	Aug. 01, 2024	Jul. 01, 2024	Jun. 01, 2024	May 01, 2024	Apr. 01, 2024	Mar. 01, 2024	Feb. 01, 2024	Jan. 01, 2024	Dec. 01, 2023	Nov. 01, 2023	Sep. 30, 2023	Sep. 30, 2024
Common Class I
Subsequent Event [Line Items]
Net Proceeds			$ 107,554,000	$ 110,753,000	$ 90,553,000	$ 88,437,000	$ 98,666,000	$ 101,193,000	$ 61,552,000	$ 42,683,000	$ 249,101,000	$ 27,442,000	$ 2,442,000	$ 0	$ 980,376,000
Common Class S
Subsequent Event [Line Items]
Net Proceeds			$ 11,479,000	$ 6,193,000	$ 11,653,000	$ 9,880,000	$ 5,741,000	$ 20,513,000							$ 65,459,000
Subsequent Events | Common Class I
Subsequent Event [Line Items]
Net Proceeds	$ 89,201,000	$ 93,248,000
Subsequent Events | Common Class S
Subsequent Event [Line Items]
Net Proceeds	$ 5,595,000	$ 9,108,000